Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Liabilities Abstract
Schedule of other liabilities
	December 31,	December 31,
	2017	2016
	$	$
Current
Profit-sharing and other employee related obligations (a)	8,579	4,509

Non-current

Other employee related obligations	1,113	1,149

(a)	Profit sharing and other employee related obligations

As at December 31, 2017, there is a provision amounting to $5,487 for employee profit sharing in Peru and $3,092 for wages, salaries and other employee benefits outstanding (December 31, 2016 - $2,356 and $2,153, respectively).